Annual Total Returns - BlackRock LifePath Dynamic 2055 Fund (Class K Shares) [BarChart] - Class K - BlackRock LifePath Dynamic 2055 Fund - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(3.71%)
Annual Return 2012	16.83%
Annual Return 2013	21.74%
Annual Return 2014	6.26%
Annual Return 2015	(2.15%)
Annual Return 2016	8.42%
Annual Return 2017	22.79%
Annual Return 2018	(8.21%)
Annual Return 2019	26.75%
Annual Return 2020	15.69%